Other financial liabilities (debt) - Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	$ 10,320
Leases additions	497	$ 1,137	$ 11,712
Balance at end of the year	7,473	10,320
Sociedad Minera El Brocal S.A.A
Disclosure Of Other Financial Liabilities debt [Line Items]
Balance at beginning of the year	59,592	63,125
Leases additions	1,416	3,946
Accrued interest	3,320	3,685
Payments	(10,398)	(7,423)
Interest payments	(3,320)	(3,685)
Exchange rate effect	13	(56)
Balance at end of the year	$ 50,623	$ 59,592	$ 63,125